Commitments and Contingencies (Details 4) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2009 ME&A USD ($)	Apr. 30, 2009 ME&A KRW	Nov. 30, 2011 Pending litigation Repatriation Claims ME&A Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Aug. 31, 2010 Pending litigation Repatriation Claims ME&A Director and manager of Gravity Middle East Africa & FZ-LLC AED	Aug. 31, 2010 Pending litigation Repatriation Claims ME&A Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Jun. 30, 2011 Pending litigation Compensation Claim Former Executive KRW	May 31, 2010 Pending litigation Compensation Claim Former Executive KRW
Litigation
Damages sought				5	1,628	110	50
Repatriated foreign earnings	1.4	1,820.0
Deposits paid pending appeal			4,140